Finance Receivables	12 Months Ended
Mar. 31, 2014
Finance Receivables

6. Finance receivables:

Finance receivables consist of the following:

	Yen in millions
	March 31,
	2013	2014
Retail	9,047,782	10,523,364
Finance leases	1,029,887	1,071,179
Wholesale and other dealer loans	2,615,728	2,875,650

	12,693,397	14,470,193
Deferred origination costs	135,398	161,956
Unearned income	(628,340)	(754,539)
Allowance for credit losses
Retail	(83,858)	(89,439)
Finance leases	(28,928)	(30,585)
Wholesale and other dealer loans	(26,243)	(26,358)

Total allowance for credit losses	(139,029)	(146,382)

Total finance receivables, net	12,061,426	13,731,228
Less - Current portion	(5,117,660)	(5,628,934)

Noncurrent finance receivables, net	6,943,766	8,102,294

Finance receivables were geographically distributed as follows: in North America 57.6%, in Europe 10.0%, in Japan 9.9%, in Asia 9.5% and in Other 13.0% as of March 31, 2013, and in North America 57.1%, in Asia 11.4%, in Europe 10.8%, in Japan 8.9% and in Other 11.8% as of March 31, 2014.

The contractual maturities of retail receivables, the future minimum lease payments on finance leases and the contractual maturities of wholesale and other dealer loans at March 31, 2014 are summarized as follows:

	Yen in millions
Years ending March 31,	Retail	Finance leases	Wholesale and other dealer loans
2015	3,504,299	293,305	2,122,078
2016	2,564,973	208,337	213,961
2017	2,006,001	155,049	181,513
2018	1,331,172	90,518	142,485
2019	729,361	26,438	123,937
Thereafter	387,558	8,089	91,676

	10,523,364	781,736	2,875,650

Finance leases consist of the following:

	Yen in millions
	March 31,
	2013	2014
Minimum lease payments	742,871	781,736
Estimated unguaranteed residual values	287,016	289,443

	1,029,887	1,071,179
Deferred origination costs	3,577	4,592
Less - Unearned income	(87,537)	(89,627)
Less - Allowance for credit losses	(28,928)	(30,585)

Finance leases, net	916,999	955,559

Toyota is exposed to credit risk on Toyota’s finance receivables. Credit risk is the risk of loss arising from the failure of customers or dealers to meet the terms of their contracts with Toyota or otherwise fail to perform as agreed. Toyota estimates allowance for credit losses by variety of credit-risk evaluation process to cover probable and estimable losses above.

The table below shows the amount of the finance receivables segregated into aging categories based on the number of days outstanding as of March 31, 2013 and 2014:

	Yen in millions
	March 31, 2013
	Retail	Finance leases	Wholesale	Real estate	Working capital
Current	8,923,588	1,021,074	1,305,953	658,114	651,553
30-59 days past due	84,354	3,106	45	63	—
60-89 days past due	17,312	1,661	—	—	—
90 days or greater past due	22,528	4,046	—	—	—

Total	9,047,782	1,029,887	1,305,998	658,177	651,553

	Yen in millions
	March 31, 2014
	Retail	Finance leases	Wholesale	Real estate	Working capital
Current	10,366,261	1,062,194	1,434,534	739,659	700,819
30-59 days past due	105,056	3,396	8	525	—
60-89 days past due	22,824	1,490	—	70	—
90 days or greater past due	29,223	4,099	20	—	15

Total	10,523,364	1,071,179	1,434,562	740,254	700,834

The tables below show the recorded investment for each credit quality of the finance receivable within the wholesale and other dealer loan receivables portfolio segment in the United States and other regions as of March 31, 2013 and 2014:

United States

The wholesale and other dealer loan receivables portfolio segment is primarily segregated into credit qualities below based on internal risk assessments by dealers.

Performing: Account not classified as either Credit Watch, At Risk or Default

Credit Watch: Account designated for elevated attention

At Risk:	Account where there is an increased likelihood that default may exist based on qualitative and quantitative factors
Default:	Account is not currently meeting contractual obligations or we have temporarily waived certain contractual requirements

	Yen in millions
	March 31, 2013
	Wholesale	Real estate	Working capital	Total
Performing	720,308	373,176	152,048	1,245,532
Credit Watch	93,643	54,801	7,485	155,929
At Risk	3,114	2,651	2,641	8,406
Default	106	131	193	430

Total	817,171	430,759	162,367	1,410,297

	Yen in millions
	March 31, 2014
	Wholesale	Real estate	Working capital	Total
Performing	836,703	390,218	169,027	1,395,948
Credit Watch	131,934	88,032	16,233	236,199
At Risk	2,441	1,247	2,556	6,244
Default	58	—	616	674

Total	971,136	479,497	188,432	1,639,065

Other regions

Credit qualities of the wholesale and other dealer loan receivables portfolio segment in other regions are also monitored based on internal risk assessments by dealers on a consistent basis as in the United States. These accounts classified as “Credit Watch” or “At Risk” were not significant in other regions, and consequently the tables below summarize information for two categories, “Performing” and “Default”.

	Yen in millions
	March 31, 2013
	Wholesale	Real estate	Working capital	Total
Performing	485,464	225,808	488,679	1,199,951
Default	3,363	1,610	507	5,480

Total	488,827	227,418	489,186	1,205,431

	Yen in millions
	March 31, 2014
	Wholesale	Real estate	Working capital	Total
Performing	460,946	259,056	511,855	1,231,857
Default	2,480	1,701	547	4,728

Total	463,426	260,757	512,402	1,236,585

The tables below summarize information about impaired finance receivables:

	Yen in millions
	Recorded investment		Unpaid principal balance		Individually evaluated allowance
	March 31,		March 31,		March 31,
	2013	2014	2013	2014	2013	2014
Impaired account balances individually evaluated for impairment with an allowance:
Wholesale	11,967	4,745	11,967	4,745	1,450	483
Real estate	6,726	4,476	6,726	4,476	1,721	1,421
Working capital	5,246	2,977	5,246	2,977	3,691	2,720

Total	23,939	12,198	23,939	12,198	6,862	4,624

Impaired account balances individually evaluated for impairment without an allowance:
Wholesale	6,236	5,217	6,236	5,217
Real estate	9,165	9,257	9,165	9,257
Working capital	496	384	496	384

Total	15,897	14,858	15,897	14,858

Impaired account balances aggregated and evaluated for impairment:
Retail	40,487	34,179	39,797	33,661
Finance leases	103	177	85	168

Total	40,590	34,356	39,882	33,829

Total impaired account balances:
Retail	40,487	34,179	39,797	33,661
Finance leases	103	177	85	168
Wholesale	18,203	9,962	18,203	9,962
Real estate	15,891	13,733	15,891	13,733
Working capital	5,742	3,361	5,742	3,361

Total	80,426	61,412	79,718	60,885

	Yen in millions
	Average impaired finance receivables		Interest income recognized
	For the years ended March 31,		For the years ended March 31,
	2013	2014	2013	2014
Total impaired account balances:
Retail	39,616	37,997	3,056	2,760
Finance leases	161	175	1	6
Wholesale	20,618	14,464	166	100
Real estate	15,574	15,201	415	501
Working capital	3,820	4,591	83	200

Total	79,789	72,428	3,721	3,567

The amount of finance receivables modified as a troubled debt restructuring for the year ended March 31, 2014 was not significant for all classes of finance receivables. Finance receivables modified as troubled debt restructurings for the year ended March 31, 2014 and for which there was a payment default were not significant for all classes of such receivables.